AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.8%
Information Technology – 17.4%
Electronic Equipment, Instruments & Components – 0.2%
CDW Corp./DE	17,937	$3,155,656

Semiconductors & Semiconductor Equipment – 7.1%
Broadcom, Inc.	97,004	15,722,408
KLA Corp.	7,639	4,942,662
NVIDIA Corp.	387,803	53,613,765
NXP Semiconductors NV	39,344	9,024,333
QUALCOMM, Inc.	16,899	2,678,999
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	23,788	4,392,692

		90,374,859

Software – 7.2%
Adobe, Inc.(a)	18,873	9,737,147
Gen Digital, Inc.	29,683	915,721
HubSpot, Inc.(a)	5,522	3,981,638
Microsoft Corp.	134,805	57,084,525
Oracle Corp.	90,498	16,727,651
ServiceNow, Inc.(a)	2,787	2,924,789

		91,371,471

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	145,843	34,612,919
Western Digital Corp.(a)	32,231	2,352,541

		36,965,460

		221,867,446

Financials – 8.1%
Banks – 1.9%
Bank of America Corp.	224,894	10,684,714
Wells Fargo & Co.	189,894	14,464,226

		25,148,940

Capital Markets – 2.2%
Charles Schwab Corp. (The)	161,942	13,402,320
Goldman Sachs Group, Inc. (The)	24,177	14,713,397

		28,115,717

Financial Services – 2.8%
Fiserv, Inc.(a)	35,331	7,806,738
Visa, Inc. - Class A	87,545	27,583,678

		35,390,416

Insurance – 1.2%
Progressive Corp. (The)	41,544	11,170,351
Willis Towers Watson PLC	12,877	4,146,394

		15,316,745

		103,971,818

Company	Shares	U.S. $ Value

Health Care – 7.4%
Biotechnology – 1.0%
Regeneron Pharmaceuticals, Inc.(a)	5,881	$4,412,044
Vertex Pharmaceuticals, Inc.(a)	17,562	8,221,299

		12,633,343

Health Care Equipment & Supplies – 1.1%
Edwards Lifesciences Corp.(a)	46,902	3,346,458
Medtronic PLC	118,462	10,251,701

		13,598,159

Health Care Providers & Services – 2.2%
Labcorp Holdings, Inc.	21,583	5,204,956
UnitedHealth Group, Inc.	37,581	22,931,926

		28,136,882

Life Sciences Tools & Services – 1.8%
IQVIA Holdings, Inc.(a)	47,057	9,450,928
Thermo Fisher Scientific, Inc.	12,474	6,606,604
Waters Corp.(a)	17,058	6,562,554

		22,620,086

Pharmaceuticals – 1.3%
Merck & Co., Inc.	58,003	5,895,425
Roche Holding AG (Sponsored ADR)	168,122	6,092,741
Zoetis, Inc.	28,214	4,944,504

		16,932,670

		93,921,140

Communication Services – 7.1%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	212,952	9,197,397

Entertainment – 0.8%
Walt Disney Co. (The)	86,096	10,113,697

Interactive Media & Services – 4.7%
Alphabet, Inc. - Class C	202,841	34,582,362
Meta Platforms, Inc. - Class A	44,962	25,822,576

		60,404,938

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.	43,177	10,662,128

		90,378,160

Consumer Discretionary – 4.8%
Broadline Retail – 2.5%
Amazon.com, Inc.(a)	154,609	32,141,665

Hotels, Restaurants & Leisure – 0.6%
Hyatt Hotels Corp. - Class A	18,250	2,882,405
Starbucks Corp.	49,122	5,033,040

		7,915,445

Company	Shares	U.S. $ Value

Specialty Retail – 1.3%
AutoZone, Inc.(a)	1,671	$5,296,302
Home Depot, Inc. (The)	27,240	11,689,501

		16,985,803

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. - Class B	59,187	4,662,160

		61,705,073

Industrials – 4.8%
Building Products – 0.4%
Otis Worldwide Corp.	53,408	5,499,956

Electrical Equipment – 1.6%
Eaton Corp. PLC	32,707	12,278,862
GE Vernova, Inc.(a)	22,129	7,393,741

		19,672,603

Ground Transportation – 0.9%
CSX Corp.	313,220	11,448,191

Industrial Conglomerates – 0.4%
Honeywell International, Inc.	20,357	4,741,756

Machinery – 1.3%
Deere & Co.	13,034	6,072,540
PACCAR, Inc.	64,448	7,540,416
Pentair PLC	30,232	3,294,986

		16,907,942

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	16,197	2,400,072

		60,670,520

Consumer Staples – 3.5%
Beverages – 1.0%
Coca-Cola Co. (The)	113,995	7,304,800
Constellation Brands, Inc. - Class A	23,231	5,597,509

		12,902,309

Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.	6,147	5,974,146
Walmart, Inc.	199,330	18,438,025

		24,412,171

Household Products – 0.6%
Procter & Gamble Co. (The)	42,795	7,671,432

		44,985,912

Energy – 2.2%
Energy Equipment & Services – 0.7%
Baker Hughes Co.	216,594	9,519,307

Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp. (New York)(b)	90,142	5,358,942
Chevron Corp.	29,411	4,762,523

Company	Shares	U.S. $ Value

EOG Resources, Inc.	64,308	$8,569,684

		18,691,149

		28,210,456

Materials – 1.6%
Chemicals – 1.6%
Corteva, Inc.	109,300	6,802,832
Linde PLC	15,034	6,930,524
LyondellBasell Industries NV - Class A	86,831	7,236,495

		20,969,851

Real Estate – 1.0%
Industrial REITs – 0.6%
Prologis, Inc.	66,946	7,817,954

Specialized REITs – 0.4%
American Tower Corp.	21,543	4,502,487

		12,320,441

Utilities – 0.9%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	61,729	6,164,258
NextEra Energy, Inc.	71,918	5,657,789

		11,822,047

Total Common Stocks (cost $374,950,042)		750,822,864

INVESTMENT COMPANIES – 40.8%
Funds and Investment Trusts – 40.8%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z(a)	2,303,985	32,923,943
AB Trust - AB Discovery Value Fund - Class Z	1,797,306	45,202,258
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	4,694,198	57,597,815
Bernstein International Strategic Equities Portfolio - Class Z	24,361,406	322,057,792
Bernstein Small Cap Core Portfolio - Class Z	2,082,796	31,262,769
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,144,371	31,561,763

Total Investment Companies (cost $460,253,576)		520,606,340

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.54%(c) (d) (e) (cost $2,732,760)	2,732,760	2,732,760

Total Investments – 99.8% (cost $837,936,378)(f)		1,274,161,964
Other assets less liabilities – 0.2%		2,247,966

Net Assets – 100.0%		$1,276,409,930

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of November 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $440,906,070 and gross unrealized depreciation of investments was $(4,680,484), resulting in net unrealized appreciation of $436,225,586.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

November 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$750,822,864	$—	$—	$750,822,864
Investment Companies	520,606,340	—	—	520,606,340
Short-Term Investments	2,732,760	—	—	2,732,760

Total Investments in Securities	1,274,161,964	—	—	1,274,161,964
Other Financial Instruments(b)	—	—	—	—

Total	$1,274,161,964	$—	$—	$1,274,161,964

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2024 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$29,053	$0	$0	$0	$3,871	$32,924	$0	$0
AB Trust - AB Discovery Value Fund	41,787	0	0	0	3,415	45,202	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	60,771	0	1,172	68	(2,069)	57,598	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	325,827	4,970	0	0	(8,739)	322,058	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	28,764	0	0	0	2,499	31,263	0	0
Government Money Market Portfolio	1,907	31,546	30,720	0	0	2,733	0	0
Government Money Market Portfolio*	3,446	2,424	5,870	0	0	0	10	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	32,169	0	0	0	(607)	31,562	0	0
Total	$523,724	$38,940	$37,762	$68	$(1,630)	$523,340	$10	$0

*	Investments of cash collateral for securities lending transactions